UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 64.7%
	CONSUMER DISCRETIONARY - 6.6%
5,000	Adidas A.G. - ADR	$195,350
5,050	Home Depot, Inc.	254,065
8,300	Lennar Corp. - Class A	225,594
		675,009
	CONSUMER STAPLES - 8.8%
3,000	Bunge Ltd.	205,320
2,700	Diageo PLC - ADR	260,550
5,100	General Mills, Inc.	201,195
6,700	Unilever N.V. - NY Reg Shares	228,001
		895,066
	ENERGY - 6.2%
6,650	Repsol YPF S.A. - ADR	166,117
2,650	Schlumberger Ltd.	185,314
3,100	Total S.A. - ADR	158,472
2,250	Transocean Ltd.	123,075
		632,978
	FINANCIALS - 10.4%
23,000	Banco Santander S.A. - ADR	176,410
4,200	DBS Group Holdings Ltd. - ADR	188,916
4,700	First Republic Bank*	154,818
4,200	JPMorgan Chase & Co.	193,116
26,000	Mitsubishi UFJ Financial Group, Inc. - ADR	129,480
8,300	UDR, Inc. - REIT	221,693
		1,064,433
	HEALTH CARE - 7.7%
4,400	Abbott Laboratories	269,676
3,200	Baxter International, Inc.	191,296
7,500	Community Health Systems, Inc.*	166,800
8,400	Daiichi Sankyo Co., Ltd. - ADR	153,048
		780,820
	INDUSTRIALS - 3.6%
2,650	General Dynamics Corp.	194,457
2,250	SPX Corp.	174,443
		368,900
	INFORMATION TECHNOLOGY - 12.4%
310	Apple, Inc.*	185,836
6,100	eBay, Inc.*	225,029
8,200	EMC Corp.*	245,016

Aristotle/Saul Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
7,400	Oracle Corp.	$215,784
14,600	Telefonaktiebolaget LM Ericsson - ADR	150,526
7,100	Texas Instruments, Inc.	238,631
		1,260,822
	MATERIALS - 3.3%
5,850	Dow Chemical Co.	202,644
1,550	Martin Marietta Materials, Inc.	132,727
		335,371
	TELECOMMUNICATION SERVICES - 3.2%
6,000	Vivendi S.A. - ADR	109,608
7,900	Vodafone Group PLC - ADR	218,593
		328,201
	UTILITIES - 2.5%
12,500	Enersis S.A. - ADR	252,375
	TOTAL COMMON STOCKS
	(Cost $6,609,444)	6,593,975

	EXCHANGE-TRADED FUNDS - 17.3%
8,800	iShares MSCI EAFE Index Fund	483,120
104,700	iShares MSCI Japan Index Fund	1,065,846
16,300	iShares MSCI Taiwan Index Fund	218,909
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,768,929)	1,767,875

	SHORT-TERM INVESTMENTS - 100.2%
10,212,793	Federated Prime Obligations Fund, 0.18%1	10,212,793
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,212,793)	10,212,793

	TOTAL INVESTMENTS - 182.2%
	(Cost $18,591,166)	18,574,643
	Liabilities in Excess of Other Assets - (82.2)%	(8,378,372)
	TOTAL NET ASSETS - 100.0%	$10,196,271

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-Income Producing Security.
1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Opportunity Fund
SUMMARY OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	12.4%
Financials	10.4%
Consumer Staples	8.8%
Health Care	7.7%
Consumer Discretionary	6.6%
Energy	6.2%
Industrials	3.6%
Materials	3.3%
Telecommunication Services	3.2%
Utilities	2.5%
Total Common Stocks	64.7%
Exchange-Traded Funds	17.3%
Short-Term Investments	100.2%
Total Investments	182.2%
Liabilities in Excess of Other Assets	(82.2)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Note 1 – Organization
Aristotle/Saul Opportunity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximize long term capital appreciation and income. The Fund commenced investment operations on March 30, 2012.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Tax Information
At March 31, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$18,591,166

Gross Unrealized Appreciation	$1,535
Gross Unrealized Depreciation	(18,058)

Net Unrealized Appreciation/(Depreciation) on Investments	$(16,523)

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2012 (Unaudited)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s assets carried at fair value:

Aristotle/Saul Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2012 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$6,593,975	$-	$-	$6,593,975
Exchange-Traded Funds	1,767,875			1,767,875
Short-Term Investments	10,212,793	-	-	10,212,793
Total Investments	$18,574,643	$-	$-	$18,574,643

1
All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. There were no transfers between Levels as of the beginning and ending of the period.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	5/30/12

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/12